Note 1 - Nature of Activities and Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Nature of Activities and Significant Accounting Policies

Nature of Activities, History and Organization:   Flint Int'l Services, Inc. was incorporated on December 29, 2010 under the laws of the Cayman Islands in order to purchase 100% of the outstanding interests of Flint Management, LLC, a Canadian corporation.  In May 2011, we completed a merger/redomestication into our wholly owned subsidiary based in the British Virgin Islands, also named Flint Int'l Services, Inc., which was formed as a business company with limited liability (meaning the liability of shareholders is limited to the price paid for their shares). The British Virgin Islands corporation became the surviving entity along with its Memorandum and Articles.   Flint Management, LLC (“Flint LLC”) is a wholly owned subsidiary of Flint Int’l Services, Inc. (“FLINT” or “the Company” or “we”) and was formed in January 2004 as an Ontario, Canada Corporation.  Flint LLC, is an education company that tailor-makes courses designed to cover a specific topic or range of topics in a concise, easy to understand, computer-based format.   FLINT, a private holding company incorporated under the laws of the Cayman Islands but now existing under the laws of the British Virgin Islands, was formed in order to acquire 100% of the outstanding membership interests of Flint Management, LLC.  On December 31, 2010, FLINT issued 7,500,000 ordinary shares in exchange for a 100% equity interest in Flint Management, LLC.  As a result of the share exchange, Flint Management, LLC became the wholly owned subsidiary of FLINT.  As a result, the members of Flint Management, LLC own a majority of the voting shares of FLINT.  The transaction was accounted for as a reverse merger whereby Flint Management, LLC was considered to be the accounting acquirer as its members retained control of FLINT after the exchange, although FLINT is the legal parent company.  The share exchange was treated as a recapitalization of FLINT.  As such, Flint Management, LLC, (and its historical financial statements) is the continuing entity for financial reporting purposes. The financial statements have been prepared as if Flint Management, LLC had always been the reporting company and then on the share exchange date, had changed its name and reorganized its capital stock.  At the time of the exchange transaction, FLINT had no assets or liabilities and Flint Management, LLC had assets of approximately $144,000 with equity of approximately $22,300.   The capital structure of FLINT is presented as a consolidated entity as if the transaction had been effected in 2004 to consistently reflect the number of shares outstanding. However, the capital structure as presented is different that the capital structure that appears in the historical statements of Flint Management, LLC, in earlier periods due to the recapitalization accounting.   The Company operates on a calendar year-end.    Due to the nature of their operations, the Company operates in only one business segment.   Basis of Accounting and Consolidation:   The Company prepares its financial statements on the accrual basis of accounting.  It has one wholly owned subsidiary, Flint Management, LLC., which is consolidated. All intercompany balances and transactions are eliminated.     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and applicable Securities and Exchange Commission (“SEC”) regulations.   Significant Accounting Policies:   The Company’s management selects accounting principles generally accepted in the United States of America and adopts methods for their application.  The application of accounting principles requires the estimating, matching and timing of revenue and expense.   The financial statements and notes are representations of the Company’s management which is responsible for their integrity and objectivity. Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud.  The Company's system of internal  accounting control is designed to assure, among other items, that  1) recorded  transactions  are valid;  2) valid  transactions  are recorded;  and  3) transactions  are  recorded in the proper  period in a timely  manner to produce financial  statements which present fairly the financial  condition,  results of operations  and cash  flows of the  Company  for the  respective  periods  being presented.

F-5        Cash and Cash Equivalents:   All highly liquid investments with original maturities of three months or less are included in cash and cash equivalents.  All deposits are maintained in Canada Deposit Insurance Corporation (CDIC) insured depository accounts in local financial institutions and balances are insured up to $100,000.   Fair Value of Financial Instruments:   In accordance with the reporting requirements of ASC 820 the Company  calculates the fair value of its assets and  liabilities which qualify as financial  instruments  under this statement and includes this additional information in the notes to the financial statements  when the fair value is different  than the  carrying  value of those financial instruments.     The carrying amounts of cash, cash equivalents, accounts receivable, accounts payable and notes payable approximate  their fair values due to the short-term maturities of these instruments.  The carrying amount of the Company’s marketable securities and capital leases approximate fair value due to the stated interest rates approximating market rates.   Accounts Receivable:   Accounts receivable are carried at their face amount, less an allowance for doubtful accounts.  On a periodic basis, the Company evaluates accounts receivable and establishes the allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions, based on a history of write offs and collections.  The Company’s policy is generally not to charge interest on trade receivables after the invoice becomes past due.  A receivable is considered past due if payments have not been received within agreed upon invoice terms.   The Company provides an allowance for all receivables that are greater than 90 days old. Allowances for Doubtful Accounts totaled $0 at September 30, 2011 and December 31, 2010.  Write offs are recorded at a time when a customer receivable is deemed uncollectible.   Fixed Assets:   Fixed assets are stated at cost if purchased, or at fair value in a nonmonetary exchange, less accumulated depreciation.  Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation is computed by applying the straight-line method over the estimated useful lives of the assets.    Revenue Recognition:   The Company recognizes revenue in accordance with ASC 605-10.  Revenue will be recognized only when all of the following criteria have been met:   ? Persuasive evidence of an arrangement exists; ? Ownership and all risks of loss have been transferred to buyer, which is generally upon shipment or at the time the service is provided; ? The price is fixed and determinable; and ? Collectability is reasonably assured.   All services are billed when rendered and payment is due upon receipt of invoice.   Advertising:   Advertising costs consist primarily of print media and internet banners and are expensed as incurred.  The Company did not incur any advertising expenses in the nine months ended September 30, 2011 and 2010.   Cost of Sales:   Cost of sales consists primarily of depreciation expense, payroll and development expense.   Income Taxes:   The Company has adopted ASC 740-10 which requires the use of the liability method in the computation of income tax expense and the current and deferred income taxes payable.  Income taxes are provided for all items included in the statements of operations for the periods ended September 30, 2011 and 2010.

F-6       Deferred income taxes arise from temporary differences resulting from differences between the financial statement and tax basis of assets and liabilities.  Deferred income taxes are classified as current or non-current, depending on the classification of the assets and liabilities to which they relate.  Deferred income taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which those temporary differences are expected to reverse.  The Company’s primary temporary differences relate to an accrued consulting expense not deductible in the current tax reporting period.   In accordance with ASC 740-10-50, Accounting for Uncertainty in Income Taxes, the Company recognizes the tax benefits from uncertain tax positions only if it is more than likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.  The tax benefits recognized in the financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.  Interest and/or penalties related to income tax matters, if incurred, are recognized as a component of income tax expense.  The Company’s income tax filings are subject to audit by various taxing authorities.  The Company’s open audit periods are 2008, 2009 and 2010.   Earnings per Share:   Earnings per share (basic) is calculated by dividing the net income (loss) by the weighted average number of ordinary shares outstanding for the period covered.  As the Company has no potentially dilutive securities, fully diluted earnings per share is equal to earnings per share (basic).   Foreign Currency Translation The accompanying financial statements are presented in United States dollars. The reporting currency of the Company is USD and the functional currency of Flint Int’l Services, Inc and its wholly owned subsidiary Flint Management, LLC is the Canadian Dollar (CD). The financial statements are translated into United States dollars from Canadian dollars at year-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.    Use of Estimates:   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.   Employee Benefit Plans:   The Company has no employee benefit plans.

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